Notes to the Profit or Loss Statement - Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) shares
Weighted Average Number of Equity Shares Used In Computing Earnings per Share [abstract]
Consolidated Net Loss | €	€ 151,058,190	€ 514,460,016	€ (97,890,576)
Shares Used in Computing Earnings per Share, Basic			32,525,644
Number of restricted stock units unvested	326,669
Dilutive effect of convertible instruments on number of ordinary shares	2,475,437